Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2022
Investments accounted for using the equity method
Investments accounted for using the equity method

40.  Investments accounted for using the equity method

The details of carrying values of investments accounted for using the equity method are as follows:

a)	Joint Ventures

	31 December	31 December
	2022	2021
Sofra	18,218	30,152

b)	Associates

	31 December	31 December
	2022	2021
TOGG	2,288,646	1,344,216

The movement of investments accounted for using the equity method is as follows:

	31 December	31 December
	2022	2021
Opening balance	1,374,368	278,365
Shares of profit	316,934	116,101
Contribution to capital increase	615,562	979,902
Closing balance	2,306,864	1,374,368